Note 8 - Net Loss Per Share	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2017	2018	2017	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.
—basic and diluted	(13,341)	(12,166)	(60,737)	(25,822)
Denominator:
Weighted average number of ordinary
shares outstanding—basic and diluted	21,732,653	22,397,442	19,916,446	22,342,822

Net loss per share —basic and diluted	(0.61)	(0.54)	(3.05)	(1.16)

The effects of restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the three
and
six
months ended
June 30, 2017
and
2018.